PGIM Jennison Global Infrastructure Fund Investment Strategy - PGIM Jennison Global Infrastructure Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets, which are the Fund’s assets less liabilities other than borrowings for investment purposes, in securities of U.S. and foreign (“non-U.S. based”) infrastructure companies. The Fund will consider a company an infrastructure company if the company is categorized, based on the Global Industry Classification Standard (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Aerospace & Defense, Air Freight & Logistics, Passenger Airlines, Building Products, Commercial Services & Supplies, Communications Equipment, Construction & Engineering, Construction Materials, Diversified Telecommunication Services, Electric Utilities, Electrical Equipment, Energy Equipment & Services, Gas Utilities, Health Care Providers & Services, Independent Power Producers & Energy Traders, Industrial Conglomerates, Machinery, Marine Transportation, Metals & Mining, Multi-Utilities, Oil, Gas, & Consumable Fuels, Ground Transportation, Transportation Infrastructure, Water Utilities, Wireless Telecommunication Services, Health Care REITs, Industrial REITs and Specialized REITs. Examples of assets held by infrastructure companies include toll roads, airports, rail track, shipping ports, telecom infrastructure, hospitals, schools, utilities such as electricity, gas distribution networks and water, and oil and gas pipelines. The Fund may amend from time to time the GICS industries that are included in the Fund's definition of an infrastructure company. In deciding which stocks to buy, the Fund’s subadviser uses a blend of both value and growth styles. The Fund’s subadviser looks for infrastructure companies that it believes have above-average growth prospects and whose stocks appear undervalued relative to those growth prospects or relative to the company’s earnings. The Fund's investments in securities include, but are not limited to, common stocks, preferred stock, listed and unlisted American Depositary Receipts (“ADRs”) and similar receipts, rights, warrants, securities of REITs, exchange-traded funds, other registered investment companies, convertible securities, investments in various types of business ventures, including partnerships and joint ventures, Master Limited Partnerships (“MLPs”), income and royalty trusts, unseasoned issuers, Private Investments in Public Equity (“PIPEs”) and initial public offerings (“IPOs”). The Fund may invest in companies of any size. The Fund expects to invest in at least three different countries and approximately 40% of its investable assets in instruments of foreign issuers, dependent upon current investment opportunities. The Fund's investments in foreign issuers may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets. It is possible that conditions that are not favorable (and foreign securities exposure as low as 30%) may occur periodically and continue for extended periods of time. The Fund may invest in U.S. companies and foreign companies, including companies domiciled in, doing business in or trading in emerging markets.